Company's Operations (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Direct Subsidiaries [Member] | BRF Energia SA [Member]
IfrsStatementLineItems [Line Items]
Entity	BRF Energia S.A.
Main activity	Commercialization of eletric energy
Country	Brazil
% equity interest	100.00%	100.00%
Direct Subsidiaries [Member] | BRF Foods UK Ltd [Member]
IfrsStatementLineItems [Line Items]
Entity	BRF Foods UK Ltd.
Main activity	Administrative and marketing services
Country	England
% equity interest	100.00%	100.00%
Direct Subsidiaries [Member] | BRF GmbH [Member]
IfrsStatementLineItems [Line Items]
Entity	BRF GmbH
Main activity	Holding
Country	Austria
% equity interest	100.00%	100.00%
Direct Subsidiaries [Member] | BRF Pet SA [Member]
IfrsStatementLineItems [Line Items]
Entity	BRF Pet S.A.
Main activity	Industrialization, commercialization and distribution of feed and nutrients for animals
Country	Brazil
% equity interest	100.00%	100.00%
Direct Subsidiaries [Member] | MBR Investimentos Ltda [Member]
IfrsStatementLineItems [Line Items]
Entity	MBR Investimentos Ltda.
Main activity	Holding, management of companies and assets
Country	Brazil
% equity interest	100.00%	100.00%
Direct Subsidiaries [Member] | Sadia Alimentos SAU [Member]
IfrsStatementLineItems [Line Items]
Entity	Sadia Alimentos S.A.U.
Main activity	Holding
Country	Argentina
% equity interest	100.00%	100.00%
Direct Subsidiaries [Member] | Sadia Uruguay S A [Member]
IfrsStatementLineItems [Line Items]
Entity	Sadia Uruguay S.A.
Main activity	Import and commercialization of products
Country	Uruguay
% equity interest	100.00%	100.00%
Direct Subsidiaries [Member] | Vip SA Empreendimentose Participacoes Imobiliarias [Member]
IfrsStatementLineItems [Line Items]
Entity	Vip S.A. Empreendimentos e Participações Imobiliárias
Main activity	Commercialization of owned real state
Country	Brazil
% equity interest		100.00%
In Direct Subsidiaries [Member] | Al Khan Food stuff LLC AKF [Member]
IfrsStatementLineItems [Line Items]
Entity	Al Khan Foodstuff LLC ("AKF")
Main activity	Import, commercialization and distribution of products
Country	Oman
% equity interest	70.00%	70.00%
In Direct Subsidiaries [Member] | Al Wafi Al Takamol Internationalfor Foods Products [Member]
IfrsStatementLineItems [Line Items]
Entity	Al-Wafi Al-Takamol International for Foods Products
Main activity	Import and commercialization of products
Country	Saudi Arabia
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | Al Wafi Food Products Factory LLC [Member]
IfrsStatementLineItems [Line Items]
Entity	Al-Wafi Food Products Factory LLC
Main activity	Import, export, industrialization and commercialization of products
Country	UAE
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | Badi Ltd [Member]
IfrsStatementLineItems [Line Items]
Entity	Badi Ltd.
Main activity	Holding
Country	UAE
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | Banvit Bandirma Vitaminli [Member]
IfrsStatementLineItems [Line Items]
Entity	Banvit Bandirma Vitaminli
Main activity	Import, industrialization and commercialization of products
Country	Turkey
% equity interest	91.71%	91.71%
In Direct Subsidiaries [Member] | Banvit Enerjive Elektrik Uretim Ltd Sti [Member]
IfrsStatementLineItems [Line Items]
Entity	Banvit Enerji ve Elektrik Üretim Ltd. Sti.
Main activity	Generation and commercialization of electric energy
Country	Turkey
% equity interest		100.00%
In Direct Subsidiaries [Member] | BRF Arabia Holding Company JCS [Member]
IfrsStatementLineItems [Line Items]
Entity	BRF Arabia Holding Company JCS
Main activity	Holding
Country	Saudi Arabia
% equity interest	70.00%	70.00%
In Direct Subsidiaries [Member] | BRF Arabia Food Industry Ltd [Member]
IfrsStatementLineItems [Line Items]
Entity	BRF Arabia Food Industry Ltd.
Main activity	Preparation and preservation of meat, fish, crustaceans and mollusks and production of oils and animal and plant based fats
Country	Saudi Arabia
% equity interest	100.00%
In Direct Subsidiaries [Member] | BRF Foods GmbH [Member]
IfrsStatementLineItems [Line Items]
Entity	BRF Foods GmbH
Main activity	Industrialization, import and commercialization of products
Country	Austria
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | BRF Foods LLC [Member]
IfrsStatementLineItems [Line Items]
Entity	BRF Foods LLC
Main activity	Industrialization, import and commercialization of products
Country	UAE
% equity interest	100.00%
In Direct Subsidiaries [Member] | BRF Foods LLC 1 [Member]
IfrsStatementLineItems [Line Items]
Entity	BRF Foods LLC
Main activity	Import, industrialization and commercialization of products
Country	Russia
% equity interest		100.00%
In Direct Subsidiaries [Member] | BRF Global Company Nigeria Ltd [Member]
IfrsStatementLineItems [Line Items]
Entity	BRF Global Company Nigeria Ltd.
Main activity	Marketing and logistics services
Country	Nigeria
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | BRF Global Company South Africa Proprietary Ltd [Member]
IfrsStatementLineItems [Line Items]
Entity	BRF Global Company South Africa Proprietary Ltd.
Main activity	Administrative, marketing and logistics services
Country	South Africa
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | BRF Global GmbH [Member]
IfrsStatementLineItems [Line Items]
Entity	BRF Global GmbH
Main activity	Holding and trading
Country	Austria
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | BRF Japan KK [Member]
IfrsStatementLineItems [Line Items]
Entity	BRF Japan KK
Main activity	Marketing and logistics services, import, export, industrialization and commercialization of products
Country	Japan
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | BRF Korea LLC [Member]
IfrsStatementLineItems [Line Items]
Entity	BRF Korea LLC
Main activity	Marketing and logistics services
Country	Korea
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | BRF Kuwait Food Supply Management Co [Member]
IfrsStatementLineItems [Line Items]
Entity	BRF Kuwait Food Supply Management Co.
Main activity	Import, commercialization and distribution of products
Country	Kuwait
% equity interest	49.00%	49.00%
In Direct Subsidiaries [Member] | BRF Shanghai Management Consulting Co Ltd [Member]
IfrsStatementLineItems [Line Items]
Entity	BRF Shanghai Management Consulting Co. Ltd.
Main activity	Provision of consultancy and marketing services
Country	China
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | BRF Shanghai Trading Co Ltd [Member]
IfrsStatementLineItems [Line Items]
Entity	BRF Shanghai Trading Co. Ltd.
Main activity	Import, export and commercialization of products
Country	China
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | BRF Singapore Foods PTE Ltd [Member]
IfrsStatementLineItems [Line Items]
Entity	BRF Singapore Foods PTE Ltd.
Main activity	Administrative, marketing and logistics services
Country	Singapore
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | Buenos Aires Fortune S A [Member]
IfrsStatementLineItems [Line Items]
Entity	Buenos Aires Fortune S.A.
Main activity	Holding
Country	Argentina
% equity interest		100.00%
In Direct Subsidiaries [Member] | Eclipse Holding Cooperatief U A [Member]
IfrsStatementLineItems [Line Items]
Entity	Eclipse Holding Cöoperatief U.A.
Main activity	Holding
Country	The Netherlands
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | Eclipse Latam Holdings [Member]
IfrsStatementLineItems [Line Items]
Entity	Eclipse Latam Holdings
Main activity	Holding
Country	Spain
% equity interest		100.00%
In Direct Subsidiaries [Member] | Federal Foods LLC [Member]
IfrsStatementLineItems [Line Items]
Entity	Federal Foods LLC
Main activity	Import, commercialization and distribution of products
Country	UAE
% equity interest	49.00%	49.00%
In Direct Subsidiaries [Member] | Federal Foods Qatar [Member]
IfrsStatementLineItems [Line Items]
Entity	Federal Foods Qatar
Main activity	Import, commercialization and distribution of products
Country	Qatar
% equity interest	49.00%	49.00%
In Direct Subsidiaries [Member] | Hecosul Alimentos Ltda [Member]
IfrsStatementLineItems [Line Items]
Entity	Hercosul Alimentos Ltda.
Main activity	Manufacturing and sale of animal feed
Country	Brazil
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | Hercosul Distribuicao Ltda [Member]
IfrsStatementLineItems [Line Items]
Entity	Hercosul Distribuição Ltda.
Main activity	Import, export, wholesale and retail sale of food products for animals
Country	Brazil
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | Hercosul International SRL [Member]
IfrsStatementLineItems [Line Items]
Entity	Hercosul International S.R.L.
Main activity	Manufacturing, export, import and sale of feed and nutrients for animals
Country	Paraguay
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | Hercosul Solucaesem Transportes Ltda [Member]
IfrsStatementLineItems [Line Items]
Entity	Hercosul Soluções em Transportes Ltda.
Main activity	Road freight
Country	Brazil
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | Joody Al Sharqiya Food Production Factory LLC [Member]
IfrsStatementLineItems [Line Items]
Entity	Joody Al Sharqiya Food Production Factory LLC
Main activity	Import and commercialization of products
Country	Saudi Arabia
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | Mogiana Alimentos S A [Member]
IfrsStatementLineItems [Line Items]
Entity	Mogiana Alimentos S.A.
Main activity	Manufacturing, distribution and sale of Pet Food products
Country	Brazil
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | Nutrinvestments B V [Member]
IfrsStatementLineItems [Line Items]
Entity	Nutrinvestments BV
Main activity	Holding
Country	The Netherlands
% equity interest		100.00%
In Direct Subsidiaries [Member] | One Foods Holdings Ltd [Member]
IfrsStatementLineItems [Line Items]
Entity	One Foods Holdings Ltd.
Main activity	Holding
Country	UAE
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | Perdigao Europe Lda [Member]
IfrsStatementLineItems [Line Items]
Entity	Perdigão Europe Lda.
Main activity	Import, export of products and administrative services
Country	Portugal
% equity interest		100.00%
In Direct Subsidiaries [Member] | Proud Food Lda [Member]
IfrsStatementLineItems [Line Items]
Entity	ProudFood Lda.
Main activity	Import and commercialization of products
Country	Angola
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | PSA Laboratorio Veterinario Ltda [Member]
IfrsStatementLineItems [Line Items]
Entity	PSA Laboratório Veterinário Ltda.
Main activity	Veterinary activities
Country	Brazil
% equity interest		100.00%
In Direct Subsidiaries [Member] | Sadia Chile Sp A [Member]
IfrsStatementLineItems [Line Items]
Entity	Sadia Chile SpA
Main activity	Import, export and commercialization of products
Country	Chile
% equity interest	100.00%	100.00%
In Direct Subsidiaries [Member] | Tbq Foods Gmb H [Member]
IfrsStatementLineItems [Line Items]
Entity	TBQ Foods GmbH
Main activity	Holding
Country	Austria
% equity interest	60.00%	60.00%
Affiliated [Member] | Potengi Holdings S A [Member]
IfrsStatementLineItems [Line Items]
Entity	Potengi Holdings S.A.
Main activity	Holding
Country	Brazil
% equity interest	50.00%	50.00%
Affiliated [Member] | PRSAD Administracao de bem proprio SA [Member]
IfrsStatementLineItems [Line Items]
Entity	PR-SAD Administração de Bem Próprio S.A.
Main activity	Management of assets
Country	Brazil
% equity interest	33.33%	33.33%